COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Litigation:

From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and that the Company has provided an adequate accrual to cover the costs to resolve such legal proceedings, demands and claims.

b.	Royalties:

A wholly owned Israeli subsidiary of the Company have been partially financed its research and development efforts through grants received from the Israeli Innovation Authority (the "IIA"). In connection with the IIA grants, the Company is committed to pay royalties to the IIA from its revenue, up to 100% of the amount of the grants received plus 3% annual interest, in accordance with the R&D Law and the rules and regulations thereunder. The grants are deducted from research and development expenses. As of December 31, 2022, the remaining contingent obligation of the Israeli subsidiary in connection with such payment of royalties is amounted to $333.